Other Receivables	12 Months Ended
Dec. 31, 2024
Other Receivables [Abstract]
Other receivables

11. Other receivables

	December 31,	December 31,
	2024	2023
Receivable from related parties	351,331	-
Receivable from suppliers and other	-	62,730
Value added tax receivable	-	26,187
Total other receivables	351,331	88,916

Other receivables were not considered impaired in the years presented herein. Receivables from related parties of $351,331 are receivables from an associate.